SHARE-BASED AWARDS AND OPTIONS - Schedule of Share-Based Compensation Expense (Details) - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Share-Based Payment Arrangement, Expensed and Capitalized, Amount [Line Items]
Total share-based compensation expense	$ 39,740	$ 40,117	$ 164,244	$ 208,994	$ 163,261
Total income tax benefit	6,265	9,366	35,528	48,446	38,059
Continuing Operations
Share-Based Payment Arrangement, Expensed and Capitalized, Amount [Line Items]
Total share-based compensation expense	30,288	33,359	137,769	178,138	142,251
Discontinued Operations
Share-Based Payment Arrangement, Expensed and Capitalized, Amount [Line Items]
Total share-based compensation expense	$ 9,452	$ 6,758	$ 26,475	$ 30,856	$ 21,010